Property And Equipment—Net	6 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property And Equipment—Net	PROPERTY AND EQUIPMENT—NET
Property and equipment—net consisted of the following:

(in thousands)	December 31, 2020	June 30, 2020
Computer hardware	$14,135	$9,829
Equipment(1)	2,333	2,443
Leasehold improvements	19,381	17,692
Furniture and fixtures	5,173	5,259
Work in progress	67	1,267
Total	41,089	36,490
Less accumulated depreciation	(16,577)	(14,340)
Property and equipment—net	$24,512	$22,150
__________________
(1)Includes financing lease right-of-use assets.
Work in progress as of December 31, 2020 and June 30, 2020, primarily represents tenant improvements not yet put into service and are not yet being depreciated. Depreciation expenses for the three months ended December 31, 2020 and 2019, were $2.0 million and $1.3 million, respectively, and $3.6 million and $2.4 million for the six months ended December 31, 2020 and 2019, respectively.
PROPERTY AND EQUIPMENT—NET
Property and equipment—net consisted of the following as of June 30:

(in thousands)	2020	2019
Computer hardware	$9,829	$5,674
Equipment	2,443	1,769
Leasehold improvements	17,692	11,504
Furniture and fixtures	5,259	3,646
Work in progress	1,267	392
Total	36,490	22,985
Less accumulated depreciation	(14,340)	(9,226)
Property and equipment—net	$22,150	$13,759
Work in progress as of June 30, 2020 and June 30, 2019, primarily represents tenant improvements not yet put into service and are not yet being depreciated. Depreciation expense for the years ended June 30, 2020, 2019, and 2018 was $5.2 million, $3.7 million, and $3.4 million, respectively.